Summary of Restricted Stock Award Activity (Detail) - Restricted Stock - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense recognized during the period	[1]	$ 8,715	$ 8,591	$ 11,898
Fair value of restricted shares that vested during the period	[2]	13,276	17,692	9,161
Income tax deduction upon vesting of restricted stock awards	[3]	$ 3,341	$ 5,171	$ 3,848

[1]	Cinemark Holdings, Inc. recorded an additional $840, $943 and $885 of compensation expense related to these restricted stock awards during the years ended December 31, 2013, 2014 and 2015, respectively.
[2]	The fair value of shares in which Cinemark Holdings, Inc.'s directors vested was $1,000, $1,081 and $1,148 during the years ended December 31, 2013, 2014 and 2015, respectively.
[3]	Cinemark Holdings, Inc. recognized an additional tax benefit of $420, $454 and $482 on these vested awards during the years ended December 31, 2013, 2014 and 2015, respectively.